Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	Port Street Quality Growth Fund
Class Name	Institutional Class
Trading Symbol	PSQGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Port Street Quality Growth Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://portstreetinvest.com/about-the-fund. You can also request this information by contacting us at 1-855-369-6220.
Additional Information Phone Number	1-855-369-6220
Additional Information Website	https://portstreetinvest.com/about-the-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$51	0.97%
[1]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%
Net Assets	$ 189,748,712
Holdings Count | $ / shares	25
Advisory Fees Paid, Amount	$ 632,918
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$189,748,712
Number of Holdings	25
Net Advisory Fee	$632,918
Portfolio Turnover	2%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	25.7%
Alphabet, Inc.	6.3%
Microsoft Corp.	5.3%
Berkshire Hathaway, Inc. - Class B	4.5%
Medtronic plc	4.2%
Unilever plc	4.1%
Walt Disney Co.	3.6%
Novo Nordisk	3.2%
Johnson & Johnson	2.9%
Roche Holding AG	2.9%

Top Sectors	(%)
U.S. Government Issued	25.7%
Health Care	14.9%
Information Technology	12.1%
Communication Services	9.9%
Consumer Staples	7.6%
Industrials	6.1%
Financials	5.9%
Consumer Discretionary	3.5%
Cash & Other	14.3%

Updated Prospectus Web Address	https://portstreetinvest.com/about-the-fund

[1]
*	Annualized